SUPPLEMENTAL CASH FLOW DISCLOSURES - Schedule of Supplemental Cash Flow Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other payments
Interest paid	$ 1,474	$ 1,537	$ 1,665
Income taxes paid	$ 162	$ 172	$ 138